Schedule I — Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net loss	$ (434,912)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss on equity security	370,666
Change in operating liability:
Accrued expenses and other current liabilities	28,548
Net cash used in operating activities	(35,698)
Cash flow from investing activities:
Subscription of new shares of a subsidiary	(326,923)
Investment in equity security	(550,000)
Net cash used in investing activities	(876,923)
Cash flow from financing activities:
Advance from a subsidiary	601,670
Net proceeds from IPO	9,778,479
Payments of offering costs related to IPO	(227,463)
Net cash provided by financing activities	10,152,686
Net increase in cash	9,240,065
Cash and cash equivalents at beginning of the period	6,423
Cash and cash equivalents at end of the period	9,246,488
Supplementary cash flows information:
Listing fee paid	227,463
Non-cash investing and financing activities:
Recognition of deferred initial public offering costs recorded in accrued expenses and other liabilities	$ 50,430